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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:

    /s/ Darren Huber           Sausalito, CA                03/02/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  39
Form 13F Information Table Value Total:  202,370
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.                       Form 13F File Number      Name

                          28-
[Repeat as necessary.]

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
                                      FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6
--------                            -------------- --------- ------------- ---------------- ----------
                                                                VALUE      SHRS OR SH/ PUT/ INVESTMENT
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT PRN CALL DISCRETION
--------------                      -------------- --------- ------------- ------- --- ---- ----------
Alliant Techsystems Inc
  2.75% 15-Feb-2024                  US Corp Debt  018804AH7 $3,851,000.00  3,500  PRN         SOLE
American Medical Sys 3.25%
  1-Jul-2036                         US Corp Debt  02744MAA6 $8,760,000.00  7,500  PRN         SOLE
Amkor Tech Inc 5%
  15-Mar-2007                        US Corp Debt  031652AH3 $2,487,000.00  2,500  PRN         SOLE
Amkor Tech Inc 2.5%
  15-May-2011                        US Corp Debt  031652AX8 $5,700,000.00  6,000  PRN         SOLE
Arvinmeritor 4.625%
  1-Mar-2026                         US Corp Debt  043353AF8 $6,774,000.00  6,000  PRN         SOLE
Atherogenics 4.5%
  1-Sep-2008                         US Corp Debt  047439AB0 $5,313,000.00  5,000  PRN         SOLE
Barnes Group Inc 3.75%
  1-Aug-2025                         US Corp Debt  067806AB5 $7,189,000.00  6,000  PRN         SOLE
Boston Properties 3.75% 15-May-2036  US Corp Debt  10112RAG9 $6,972,000.00  6,000  PRN         SOLE
Centerpoint Energy 2.875%
  15-Jan-2024                        US Corp Debt  15189TAL1 $9,267,000.00  7,000  PRN         SOLE
Centurytel Inc 4.75%
  1-Aug-2032                         US Corp Debt  156700AH9 $5,525,000.00  5,000  PRN         SOLE
Cephalon Inc 2%
  1-Jun-2015                         US Corp Debt  156708AP4 $6,583,000.00  4,000  PRN         SOLE
Charming Shoppes 4.75% 1-Jun-2012    US Corp Debt  161133AC7 $1,416,000.00  1,000  PRN         SOLE
Church & Dwight 5.25% 15-Jun-2012    US Corp Debt  171340AC6 $5,766,000.00  4,000  PRN         SOLE
Ciena Corp 0.25%
  1-May-2013                         US Corp Debt  171779AB7 $2,749,000.00  3,000  PRN         SOLE
Commonwealth Telephone Enterprises
  3.25% 15-Jul-2023                  US Corp Debt  203349AB1 $2,143,000.00  2,000  PRN         SOLE
Continental Air 5%
  15-Jun-2023                        US Corp Debt  210795PJ3 $3,303,000.00  1,500  PRN         SOLE
Conexant Systems 4.0%
  1-Mar-2026                         US Corp Debt  207142AH3 $2,722,000.00  3,000  PRN         SOLE
Dominion Resource 2.12500%
  15-Dec-2023                        US Corp Debt  25746UAT6 $2,297,000.00  2,000  PRN         SOLE
Eastman Kodak 3.375%
  15-Oct-2033                        US Corp Debt  277461BE8 $6,880,000.00  6,500  PRN         SOLE
Electronic Data System 3.875%
  15-Jul-2023                        US Corp Debt  285661AF1 $3,188,000.00  3,000  PRN         SOLE

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
COLUMN 1                          COLUMN 2    COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6
--------                       -------------- --------- -------------- ---------------- ----------
                                                            VALUE      SHRS OR SH/ PUT/ INVESTMENT
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (x$1000)    PRN AMT PRN CALL DISCRETION
--------------                 -------------- --------- -------------- ------- --- ---- ----------
Ford Motor Corp 4.25
  15-Dec-36                     US Corp Debt  345370CF5 $ 3,210,000.00   3,000 PRN         SOLE
Frontier Airline 5.0%
  15-Dec-2025                   US Corp Debt  359065AA7 $ 5,896,000.00   6,000 PRN         SOLE
Goodyear Tire 4.0%
  15-Jun-2034                   US Corp Debt  382550AR2 $12,646,000.00   7,000 PRN         SOLE
Grey Wolf 3.75
  7-May-2023                    US Corp Debt  397888AD0 $ 7,083,000.00   6,000 PRN         SOLE
HLT 3 3/8 04/15/23              US Corp Debt  432848AZ2 $ 3,262,000.00   2,068 PRN         SOLE
Juniper Networks 0%
  15-Jun-2008                   US Corp Debt  48203RAC8 $ 2,708,000.00   2,500 PRN         SOLE
Kaydon Corp 4.0%
  23-May-2023                   US Corp Debt  486587AB4 $ 4,218,000.00   3,000 PRN         SOLE
Mentor Graphics 6.25%
  1-Mar-2026                    US Corp Debt  587200AF3 $ 2,605,000.00   2,000 PRN         SOLE
NY Comm Cap Tr V 6%
  Pfd                           Convert Pref  64944P307 $ 3,037,000.00  65,000 PRN         SOLE
Pier 1 Imports 6.375%
  15-Feb-2036                   US Corp Debt  720279AH1 $ 4,593,000.00   5,000 PRN         SOLE
Protein Design Lab 2.75%
  16-Aug-2023                   US Corp Debt  74369LAD5 $ 7,410,000.00   6,500 PRN         SOLE
Red Hat Inc 0.50%
  15-Jan-2009                   US Corp Debt  756577AB8 $ 2,149,000.00   2,000 PRN         SOLE
Sci Systems Inc 3.0%
  15-Mar-2007                   US Corp Debt  783890AF3 $ 2,228,000.00   2,250 PRN         SOLE
Maxtor Corp 6.8%
  30-Apr-2010                   US Corp Debt  577729AE6 $ 9,770,000.00   6,000 PRN         SOLE
Simon Property Group
  6% Pfd                        Convert Pref  828806802 $ 9,345,000.00 115,000 PRN         SOLE
Travelers Property Group (STA)
  4.5% Pfd                      Convert Pref  89420G307 $ 2,244,000.00  84,700 PRN         SOLE
Liberty Media/TWX 0.75%
  30-Mar-2003                   US Corp Debt  530718AF2 $10,155,000.00   8,000 PRN         SOLE
Unisource Energy 4.5%
  1-Mar-2035                    US Corp Debt  909205AB2 $7,6679,000.00   7,000 PRN         SOLE
YHOO 0 04/01/08                 US Corp Debt  984332AB2 $ 3,247,000.00   2,500 PRN         SOLE
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